Leases - Schedule of Supplemental Balance Sheet Information (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Supplemental Balance Sheet Information [Abstract]
Right-of-use assets(“ROU”), net	$ 3,446,084	$ 3,177,674
Operating lease ROU	3,410,307	3,126,045
Finance lease ROU	35,777	51,629
Lease liabilities - current	413,453	223,543
Current operating lease obligation	397,294	207,904
Current finance lease obligation	16,159	15,639
Lease liabilities – non-current	230,506	187,355
Non-current operating lease obligation	219,445	160,161
Non-current finance lease obligation	11,061	27,194
Total lease obligation	$ 643,959	$ 410,898